Common Shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Cash dividends paid per share (in dollars per share)	$ 0.02	$ 0.10
Cash dividends paid	$ 0.8	$ 1.1